Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Short term liabilities	$ 5,275,000	$ 3,274,000	$ 3,348,000